Investments in Securities - Schedule of Marketable Securities at Cost and Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 69,693	$ 71,299	$ 69,924
Gross Unrealized Gains	162	335	362
Gross Unrealized Losses	(424)	(404)	(838)
Fair Value	69,431	71,230	69,448
U.S. treasury bills
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	59,783	60,801	59,764
Gross Unrealized Gains	37	131	319
Gross Unrealized Losses	(35)	0	0
Fair Value	59,785	60,932	60,083
Municipal bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	8,955	9,543	9,205
Gross Unrealized Gains	70	148	40
Gross Unrealized Losses	(389)	(404)	(838)
Fair Value	8,636	9,287	8,407
Corporate/government bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	477	477	477
Gross Unrealized Gains	28	29	0
Gross Unrealized Losses	0	0	0
Fair Value	505	506	477
Other bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	478	478	478
Gross Unrealized Gains	27	27	3
Gross Unrealized Losses	0	0	0
Fair Value	$ 505	$ 505	$ 481